Share Based Compensation - Summary of RSUs Activity (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Mar. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	10,920
Number of shares, Outstanding at end of period	10,920